Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes
17.	Income Taxes

The provision for income taxes for the three months ended March 31, 2021 and 2020 was approximately $0 and $0.1 million, respectively. The provision for income taxes for the three months ended March 31, 2021 and 2020 consisted primarily of foreign and state income taxes.

The effective tax rates for the three months ended March 31, 2021 and 2020 were (0.92)% and (19.35)%, respectively. The difference between the Company’s effective tax rates for three months ended March 31, 2021 and 2020 and the U.S. statutory tax rate of 21.00% was primarily due to a full valuation allowance related to the company’s net deferred tax assets.

At March 31, 2021, the Company had available federal and combined state net operating loss carry forwards which may offset future taxable income of $35.8 million and $73.8 million, respectively, with varying expirations from 2024 through 2041. In addition, the Company has federal net operating loss carryforwards at March 31, 2021, of $12.3 million that do not expire. The realization of tax benefits of deferred tax assets is dependent upon future levels of taxable income, of an appropriate character, in the periods the items are expected to be deductible or taxable. There were insufficient federal and state deferred tax liabilities to offset the federal and state deferred tax assets at March 31, 2021 and December 31, 2020; therefore, based on this and other available evidence, the Company does not believe it is more likely than not that the net federal and state deferred tax assets of LiveVox will be fully realized. Accordingly, the Company has recorded valuation allowances in the amounts of $10.9 million and $7.4 million as of March 31, 2021 and December 31, 2020, respectively. The Company intends to maintain the remaining valuation allowance until sufficient positive evidence exists to support a reversal of, or decrease in, the valuation allowance.

The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions, India and Colombia. The tax returns are subject to statutes of limitations that vary by jurisdiction. At March 31, 2021, the Company remains subject to income tax examinations in the U.S. for tax years 2017 through 2020, and in various states for tax years 2016 through 2020. However, due to the Company’s net operating loss carry forwards in various jurisdictions, tax authorities have the ability to adjust carry forwards related to closed years.

16.	Income Taxes

The provision for income taxes charged to operations consisted of the following for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Current tax expense:
Federal	$(2)	$(2)	$(4)
State	8	188	86
Foreign	317	251	298

Total current tax expense:	323	437	380

Deferred tax expense:
Federal	2	2	4
State	(124)	(282)	25
Foreign	(5)	(8)	(3)

Total deferred current tax expense (benefit):	(127)	(288)	26

Provision for income taxes	$196	$149	$406

A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2020, 2019 and 2018 is as follows:

	2020	2019	2018
Federal statutory tax rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	3.93%	0.55%	4.72%
Meals and entertainment	(1.07)%	(1.69)%	2.78%
Global intangible low-taxed income inclusion	(2.41)%	(1.07)%	0.00%
Share-based compensation	(2.83)%	0.00%	0.00%
Prior year provision to return true-up	(2.13)%	(1.16)%	(0.20)%
Change in valuation allowance	(18.90)%	(19.94)%	(13.20)%
Foreign tax differential and permanent items	(2.27)%	0.07%	2.06%
Other	(0.08)%	(0.06)%	0.55%

Effective tax rate	(4.76)%	(2.30)%	17.71%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Deferred tax assets:
Net operating loss carryforward	$9,779	$8,437
Compensation accruals	675	1,698
Foreign tax credits	552	585
Bad debt reserve	321	245
Interest expense limitation	274	558
Goodwill	78	175
Lease liability	1,119	—
Other	187	175

Total deferred tax assets	12,985	11,873
Deferred tax liabilities:
Capitalized commissions	(1,192)	(894)
Right of use asset	(972)	—
Fixed assets depreciation	(143)	(232)
Other intangibles amortization	(3,423)	(4,424)
Other	(25)	—

Total deferred tax liabilities	(5,755)	(5,550)
Net deferred tax assets before valuation allowance	7,230	6,323
Valuation allowance	(7,423)	(6,643)

Net deferred tax liabilities	$(193)	$(320)

At December 31, 2020, the Company had available federal and combined state net operating loss carryforwards which may offset future taxable income of $23.4 million and $66.9 million, respectively, with varying expirations from 2022 through 2035. In addition, the Company has federal net operating loss carryforwards at December 31, 2020, of $4.1 million that do not expire. There were insufficient federal and state deferred tax liabilities to offset the federal and state deferred tax assets at December 31, 2020 and 2019; therefore, based on this and other available evidence, management believes it is more likely than not that the net federal and state deferred assets of LiveVox will not be fully realized. Therefore, the Company has recorded valuation allowances in the amounts of $7.4 million and $6.6 million as of December 31, 2020 and 2019, respectively.

Past ownership changes and other equity transactions have triggered Section 382 and 383 provisions of the Internal Revenue Code, resulting in certain annual limitations on the utilization of existing federal and state net operating losses and credits. Such provisions limit the potential future tax benefit to be realized by the Company from its accumulated net operating losses and credits.

Historically, the Company had not accrued a provision for U.S. deferred taxes or foreign withholding taxes on undistributed earnings of the Company’s wholly owned foreign subsidiaries because it was the intention of management to reinvest the undistributed earnings indefinitely in foreign operations. Undistributed earnings are generally no longer subject to U.S. tax upon repatriation beginning January 1, 2018; however, undistributed earnings may remain subject to state income and foreign withholding taxes. It remains the intention of management to reinvest the undistributed earnings indefinitely in foreign operations. The Company also believes that any such state income or foreign withholding taxes would be immaterial.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act contains certain income tax relief provisions, including a modification to the limitation of business interest expense for tax years beginning in 2019 and 2020. The modification to the interest expense limitation increases the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income. This modification resulted in the allowance of additional interest expense for the Company, resulting in an increase in its net operating loss carryforwards. The Company does not anticipate any other material tax impacts from the CARES Act.

The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions, India and Colombia. The tax returns are subject to statutes of limitations that vary by jurisdiction. At December 31, 2020, the Company remains subject to income tax examinations in the U.S. for tax years 2017 through 2019, and in various states for tax years 2016 through 2019. However, due to the Company’s net operating loss carry forwards in various jurisdictions, tax authorities have the ability to adjust carry forwards related to closed years.

Crescent Acquisition Corp
Income Taxes

8. Income Taxes

The income tax provision consists of the following:

	For the years ended December 31,
	2020	2019
Current
Federal	$93,518	$817,897
State	43,212	377,710
Deferred
Federal	(524,082)	(68,511)
State	(197,599)	—
Change in valuation allowance	721,681	68,511

Income tax provision expense	$136,730	$1,195,607

The Company’s net deferred tax assets are as follows:

	As of December 31,
	2020	2019
Deferred tax assets:
Startup/organizational costs	$885,206	$70,106
Valuation allowance	(885,206)	(70,106)

Deferred tax assets, net of allowance	$—	$—

As of December 31, 2020 and 2019, the Company had a deferred tax asset of $885,206 and $70,106, respectively, which had a full valuation allowance recorded against it.

The Company’s current taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative costs are generally considered to be start-up costs and are not currently deductible. During the years ended December 31, 2020 and 2019, the Company recorded income tax expense of $136,730 and $1,195,607, respectively, primarily related to interest income earned on the Trust Account.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the years ended December 31,
	2020	2019
	As Restated	As Restated
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(0.20)%	2.22%
Other permanent items	(18.12)%	(14.83)%
Meals & entertainment	(0.02)%	0.00%
Valuation allowance	(3.47)%	0.51%

Effective tax rate	(0.81)%	8.90%